Revenue - Summary of Revenue From Transfer of Goods And Services (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 2,702,276	$ 5,854,424	$ 8,054,528	$ 6,101,155
At a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	403,680	1,805,745	2,999,533	2,549,308
Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,298,596	4,048,679	5,054,995	3,551,847
At a point in time and Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,702,276	5,854,424	8,054,528	6,101,155
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	403,860	1,805,745	2,999,533	2,549,308
Consulting sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,298,596	4,048,679	5,054,995	3,551,847
Hardware and consulting Sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,702,456	5,854,424	8,054,528	6,101,155
Battery Technology | At a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	403,680	1,805,745	2,999,533	2,549,308
Battery Technology | Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,298,596	4,048,679	5,054,995	3,551,847
Battery Technology | At a point in time and Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,702,276	5,854,424	8,054,528	6,101,155
Battery Technology | Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	403,860	1,805,745	2,999,533	2,549,308
Battery Technology | Consulting sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,298,596	4,048,679	5,054,995	3,551,847
Battery Technology | Hardware and consulting Sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 2,702,456	$ 5,854,424	$ 8,054,528	$ 6,101,155